LEASES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Operating leases:
Operating lease right of use assets	$ 0	$ 50,935
Current operating lease liabilities	$ 0	55,022
Total operating lease liabilities		$ 55,022